Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Summary of Related Party Transaction

	December 31,
	2014	2013
Due from related parties:
Rio Tinto (a)	$7,714	$5,050
SouthGobi (b)	11,316	-

	$19,030	$5,050

Payable to related parties:
Rio Tinto (a)	$53,784	$246,296
SouthGobi (b)	-	-

	$53,784	$246,296

(a)	Related party transactions with Rio Tinto

As at December 31, 2014, Rio Tinto’s equity ownership in the Company was 50.8% (December 31, 2013: 50.8%).

The following table presents the consolidated balance sheet line items which include deposits with Rio Tinto, amounts due from Rio Tinto and amounts payable to Rio Tinto:

	December 31,
	2014	2013

Cash and cash equivalents (i)	$711,468	$-
Due from related parties	7,714	5,050
Payable to related parties:
Management service payments (ii)	(7,729)	(100,569)
Cost recoveries (iii)	(46,055)	(73,841)
Standby purchaser fee	-	(71,886)
Interest payable on long-term debt	-	(13,530)
Interim funding facility (Note 11 (a))	-	(1,789,787)
New bridge facility (Note 11 (b))	-	(339,475)

	$665,398	$(2,384,038)

The following table summarizes transactions with Rio Tinto by their nature:

	Year Ended December 31,
	2014	2013

Interest income on demand deposits	$ 29	$5,681
Cost recoveries - Turquoise Hill	4,017	5,285

Financing costs:
Standby purchaser fee (Note 14 (d))	-	(71,710)
Front end fees (Note 11) (iv)	-	(7,917)
Commitment fees (Note 11) (iv)	(224)	(14,527)
Interest expense (Note 11) (iv)	(4,903)	(129,910)
Management services payment (ii)	(27,745)	(21,750)
Cost recoveries - Rio Tinto (iii)	(78,630)	(98,302)

	$ (107,456)	$(333,150)

(i)

In addition to placing cash and cash equivalents on deposit with banks or investing funds with other financial institutions, Turquoise Hill may, from time to time, deposit cash and cash equivalents or invest funds with Rio Tinto in accordance with an agreed upon policy and strategy for the management of liquid resources. Cash and cash equivalents at December 31, 2014 included two deposits, made in December 2014, with wholly owned subsidiaries of Rio Tinto totalling $711.5 million and are repayable, in whole or in part, to the Company on demand. The deposits earned interest at an average market rate equivalent. The rate was determined with reference to commercially available returns, on similar investments, offered by a representative group of banks.

(ii)

In accordance with the Amended and Restated Shareholders Agreement, which was signed on June 8, 2011, and other related agreements, Turquoise Hill is required to pay a management services payment to Rio Tinto equal to a percentage of all capital costs and operating costs incurred by Oyu Tolgoi from March 31, 2010 onwards. Until the Oyu Tolgoi mine achieved the Commencement of Production, as defined in the Investment Agreement, on September 1, 2013, the percentage of costs used to calculate the management services payment was 1.5%. Thereafter, the percentage increased to 3.0%.

(iii)

Rio Tinto recovers the costs of providing general corporate support services and mine management services to Turquoise Hill. Mine management services are provided by Rio Tinto in its capacity as the manager of the Oyu Tolgoi mine.

(iv)

The Rio Tinto credit facilities included gross-up provisions for withholding taxes. Accordingly, front end fees, commitment fees and interest expense include gross-ups for withholding taxes where applicable.

The above noted transactions were in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

(b)	Related party transactions with SouthGobi

The following table summarizes transactions with SouthGobi which were primarily incurred on a cost-recovery basis with companies related by way of directors, officers or shareholders in common.

	Year Ended December 31,
	2014	2013

SouthGobi - from December 3, 2014 (i)	$52	$-